LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES

At September 30, 2023, future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year were as follows:

Total
Year Ended December 31,
2023 (excluding the nine months ended September 30, 2023)	121,190
2024	121,406
Thereafter	-
242,596
Less: Imputed interest	(7,297)
Operating lease liabilities	235,299

Operating lease liability – current	235,299
Operating lease liability - non-current	$-

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2022 were as follows:

Total
Year Ended December 31,
2023	484,759
2024	121,405
Thereafter	-
606,164
Less: Imputed interest	(37,702)
Operating lease liabilities	568,462

Operating lease liability - current	213,831
Operating lease liability - non-current	$354,631

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION UNDER OPERATING LEASE	The following summarizes other supplemental information about our operating leases as of September 30, 2023:
Weighted average discount rate	8%
Weighted average remaining lease term (years)	.58

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2022:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	1.17

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES

At December 31, 2022, future minimum lease payments under the finance lease obligations, are as follows:

Total

2023	10,341
Thereafter	-
10,341
Less: Imputed interest	(5,300)
Finance lease liabilities	5,041

Finance lease liability	10,341
Finance lease liability - non-current	$-

SCHEDULE OF FINANCE LEASE ASSETS

As of December 31, 2022 and 2021, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2022	2021
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(258,506)	(192,928)
Finance lease assets, net of accumulated depreciation	$8,778	$74,356